SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table summarizes the activity related to the Company’s Accounts Receivable allowance for doubtful accounts for the three months ended March 31, 2023 and 2022:

	For the Three Months ended March 31,
	2023	2022

Beginning balance	$272,550	$213,787
Provisions for bad debt	-	27,422
Recoveries/Write offs	(43,816)	-
Effect of translation	1,342	1,181
Ending balance	$230,076	$242,390

The following table summarizes the activity related to the Company’s Accounts Receivable allowance for doubtful accounts for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021

Beginning balance	$213,787	$148,520
Additions*	196,164	124,242
Provisions for bad debt	45,953	-
Recoveries/Write offs	(165,227)	(63,076)
Effect of translation	(18,127)	4,101
Ending balance	$272,550	$213,787

*	Due to the acquisition of subsidiaries during the years ended December 31, 2022 and 2021

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS

During the year ended December 31, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2021	% of total revenue
A(1)	$1,286,792	42%
B	658,018	21%

During the year ended December 31, 2022, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2022	% of total purchase
C	$189,150	14%
D (2)	149,806	11%

During the year ended December 31, 2021, the Company had one major supplier accounted for over 10% of its total purchase.

Supplier	Net purchases for the year ended December 31, 2021	% of total purchase
E	$233,187	40%

(1)	Represented advertising revenues from this customer during the year ended December 31, 2021. The Company also purchased inventory from this customer in year ended December 31, 2021.
(2)	The Company purchased inventory from this supplier, Runcangsheng, in the year ended December 31, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 17).

SCHEDULE OF SEGMENTS INFORMATION

The following table shows the Company’s operations by business segment for the three months ended March 31, 2023 and 2022.

	For the Three Months Ended March 31,
	2023	2022
Net revenue
Products	$163,260	$16,098
Pharmacies	223,516	158,894
Hotel	332,417	243,686
Manufacture and sale	35,520	-
Total revenues, net	$754,713	$418,678

Operating costs and expenses
Products
Cost of goods sold	$34,734	$4,683
Operating expenses	367,789	298,042
Pharmacies
Cost of goods sold	138,633	119,841
Operating expenses	188,996	169,309
Hotel
Hotel operating costs	477,794	511,619
Operating expenses	(8,885)	87,338
Manufacture and sale
Cost of goods sold	2,121	-
Operating expenses	105,501	-
Total operating costs and expenses	$1,306,683	$1,190,832

Loss from operations
Products	$(239,263)	$(286,627)
Pharmacies	(104,113)	(130,256)
Hotel	(136,492)	(355,271)
Manufacture and sale	(72,102)	-
Loss from operations	$(551,970)	$(772,154)

Segment assets	As of March 31, 2023	As of December 31, 2022
Products	$436,842	$410,754
Pharmacies	672,533	758,675
Hotel	821,202	970,385
Manufacture and sale	2,888,653	2,911,070
Total assets	$4,819,230	$5,050,884

The following table shows the Company’s operations by business segment for the year ended December 31, 2022 and 2021. Revenues and expenses for the Pharmacies, Hotel and Manufacture and sale segments commenced as of the respective dates of the completion of their acquisitions:

	For the Years Ended December 31,
	2022	2021
Net revenue
Advertising and products	$823,930	$2,406,988
Pharmacies	789,347	280,447
Hotel	856,884	378,798
Manufacture and sale	238,399	-
Total revenues, net	$2,708,560	$3,066,233

Operating costs and expenses
Advertising and products
Cost of goods sold	$171,345	$316,750
Operating expenses	1,526,246	1,344,543
Pharmacies
Cost of goods sold	578,092	218,735
Operating expenses	622,835	252,513
Hotel
Hotel operating costs	1,739,948	744,594
Operating expenses	310,902	216,036
Manufacture and sale
Cost of goods sold	353,723	-
Operating expense	(25,072)	-
Total operating costs and expenses	$5,278,019	$3,093,171

(Loss) income from operations
Advertising and products	$(873,661)	$745,695
Pharmacies	(411,580)	(190,801)
Hotel	(1,193,966)	(581,832)
Manufacture and Sale	(90,252)	-
(Loss) income from operations	$(2,569,459)	$(26,938)

Segment assets	As of December 31, 2022	As of December 31, 2021
Advertising and products	$410,754	$8,914,211
Pharmacies	758,675	931,706
Hotel	970,385	1,814,429
Manufacture and sale	2,911,070	-
Total assets	$5,050,884	$11,660,346